Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events

28. Subsequent events

As of April 21, 2023, the Company repurchased an aggregate of 8,854,900 ADSs, representing 8,854,900 Class A ordinary shares, at an average price of US$ 1.148 per ADS, for US$ 10,162,922 (RMB 69,283,273).